Segment disclosures	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Segment disclosures

16. Segment disclosures

The Company operates in one reportable segment, focused on the research and development of products for the aging population. This segment is identified based on how the Company’s chief operating decision maker (CODM) reviews performance and allocates resources.

The financial results of the Company’s single segment are measured based on: research and development (R&D) expenses, including personnel costs, clinical trials, and regulatory filings; grant funding and partnership revenue, when applicable; general and administrative cost, which support operational infrastructure; finance costs, including loan interest and transaction fees.

As per IFRS 8 guidance and the July 2024 IFRIC agenda decision, the Company discloses material income and expense items that contribute to the assessment of segment performance, even if they are not separately reviewed by the CODM.

	For the years ended December 31,
	2025		2024
Revenue	₣	23,426	₣	-
Cost of goods sold		(7,965)		-
Gross profit		15,461		-

General and administrative expenses		(46,922,232)		(17,095,133)
Research and development expenses		(10,264,123)		(6,310,608)
Sales and marketing expenses		(6,948,456)		(3,635,658)
Depreciation and amortization expenses		(2,097,225)		(1,876,482)
Operating loss	₣	(66,216,575)	₣	(28,917,881)